Convertible Preferred Stock and Stockholder's Deficit - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended						3 Months Ended					12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 06, 2013	Jan. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Mar. 31, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock	Jun. 30, 2012 Series A Preferred Stock	Mar. 31, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Apr. 27, 2012 Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, face amount	$ 0.0001	$ 0.0001						$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares outstanding								9,896	9,726				9,726
Preferred stock, dividends per share								7.00%	7.00%	7.00%	7.00%	7.00%
Fair value of Series A convertible preferred stock dividends	$ 3,547,000	$ 3,315,000
Preferred stock, convertible to common stock								2,437.57					2,437.57
Percentage of affiliates owning shares								9.999%					9.999%
Preferred stock, shares issued														9,500
Value of BCF													9,500,000
Preferred stock, carrying value	9,896,000	9,726,000							9,500,000				9,500,000
Preferred stock, exercisable value		(9,500,000)											9,500,000
Preferred stock, increase in carrying value													9,500,000
Preferred stock, fair value of BCF									$ 9,500,000				$ 9,500,000
Number of shares converted													224
Number of shares converted from preferred stock into common stock									546,014				546,014
Common stock, shares authorized	1,500,000,000	1,500,000,000		1,500,000,000	1,500,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 4.35		$ 0.0001	$ 0.0001	$ 0.01